Provisions for expected credit losses - Macroeconomic scenario weightings (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Upside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	5.00%	5.00%
Base case scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	50.00%	55.00%
Downside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	45.00%	40.00%
Parent Entity | Upside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	5.00%	5.00%
Parent Entity | Base case scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	50.00%	55.00%
Parent Entity | Downside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	45.00%	40.00%